SOFTWARE	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SOFTWARE

NOTE 7 – SOFTWARE

Development costs

The costs of developing new software products and updating products already marketed by GROUP Business Software AG are generally recognized as expenses in the period in which they arise. Provided they meet the conditions for capitalization as per FASB Codification 985-20-25, they are capitalized. Capitalized development costs can be attributed to the defined products. These products are technically realizable and there is a target market for them.

The development costs arising in the reporting period result from the personnel costs to be attributed to the development work as well as overhead costs, provided that these are related to the development work and do not represent general administrative costs. The ascribable overhead costs are directly recognized. Capitalized development costs are generally amortized over a period of three years starting with the date of marketability of the new products or major releases.

Concessions, Industrial Property Rights, Licenses

The intangible financial assets carried in this item are licenses acquired in exchange for payment. These financial assets are measured at acquisition cost less scheduled straight-line amortization. The assets added in the scope of the cost price allocation of the business divisions acquired this year. The useful life spans were based uniformly throughout the Corporation on those used by the parent company. Scheduled amortization is performed over a period from three to ten years.

Note 14          SOFTWARE

Development costs

The costs of developing new software products and updating products already marketed by GROUP Business Software AG are generally recognized as expenses in the period in which they arise. Provided they meet the conditions for capitalization as per FASB ASC 985-20-25, they are capitalized. Capitalized development costs can be attributed to the defined products. These products are technically realizable and there is a target market for them.

The development costs arising in the reporting period result from the personnel costs to be attributed to the development work as well as overhead costs, provided that these are related to the development work and do not represent general administrative costs. The ascribable overhead costs are directly recognized.

Capitalized development costs are generally amortized over a period of three years starting with the date of marketability of the new products or major releases.

Concessions, Industrial Property Rights, Licenses

The intangible financial assets carried in this item are licenses acquired in exchange for payment.

These financial assets are measured at acquisition cost less scheduled straight-line amortization. The assets added in the scope of the cost price allocation of the business divisions acquired this year.

The useful life spans were based uniformly throughout the Corporation on those used by the parent company. Scheduled amortization is performed over a period from three to ten years.

The useful life of the domain “gbs.com”, acquired during the previous year, was estimated as unlimited. This is because no other legal, contractual or other factors exist which would limit its useful life. It is not systematically amortized, but rather annually and also, whenever there are signs pointing to impairment, it is tested for its recoverability and if necessary written down to the amount which could be obtained for it if sold.

Amortization of concessions, industrial property rights and similar rights and assets as well as licenses to such rights and assets is presented in the profit and loss statement under "Depreciation and Amortization."